Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Common Stock [Abstract]
Common Stock

8. Common Stock

The Company was authorized to issue up to 56,593,539 shares of common stock with a $0.001 par value per share as of June 30, 2021.

The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock as set forth above.

The holders of common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the Preferred Stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of Preferred Stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.

As of June 30, 2021, the Company has reserved the following shares of common stock for the potential conversion of outstanding preferred stock and exercise of stock options:

June 30,
2021
Preferred stock, as converted	35,537,077
Options to purchase common stock	3,814,659
Series D warrants	183,438
Remaining shares reserved for future issuance	1,350,481
Total	40,885,655

9. Common Stock

The Company was authorized to issue up to 56,593,539 shares of common stock with a $0.001 par value per share as of December 31, 2020.

The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock as set forth above.

The holders of common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the Preferred Stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of Preferred Stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.

As of December 31, 2020, and 2019, the Company has reserved the following shares of common stock for the potential conversion of outstanding preferred stock and exercise of stock options:

	December 31,
	2020	2019
Preferred stock, as converted	36,756,498	36,756,498
Options to purchase common stock	3,814,659	2,307,640
Series D warrants	183,438	183,438
Remaining shares reserved for future issuance	1,350,481	3,156,710
Total	42,105,076	42,404,286